SOFTWARE DEVELOPMENT COSTS	9 Months Ended
Sep. 30, 2025
Research and Development [Abstract]
SOFTWARE DEVELOPMENT COSTS

6. SOFTWARE DEVELOPMENT COSTS

In 2024, the Company reclassified software development costs from property and equipment to software development costs. The Company continues to incur costs to develop new modules, functionalities, and integrations on previous purchased SaaS platform in order to develop a new product with differentiated offering. As of September 30, 2025, the SaaS platform is still undergoing development stage and is not ready for external sales. No amortization has been recorded during the three and nine months ended September 30, 2025 and 2024.

In 2024, the Company reclassified a part of software from property and equipment to software development costs.

Table 6: Capitalized Software Development Costs

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Capitalized software development costs	$94,000	$105,001	$268,000	$343,001